Organization and Basis of Presentation SUGS Contribution (Tables)	4 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation [Table Text Block]
The assets acquired and liabilities assumed in the SUGS Acquisition were as follows:

April 30, 2013
Current assets	$113
Property, plant and equipment, net	1,608
Goodwill	337
Other non-current assets	1
Total assets acquired	$2,059
Less:
Current liabilities	(93)
Non-current liabilities	(36)
Net assets acquired	$1,930

From September 1, 2010 through December 31, 2010, revenues and net income attributable to Zephyr’s operations of $14 million and $6 million, respectively are included in the Partnership’s results of operations. The total purchase price was allocated as follows:

September 1, 2010
Cash and cash equivalents	$2
Trade accounts receivable	7
Gas plants and buildings	81
Intangible assets	119
Total assets acquired	$209
Trade accounts payable	(8)
Deferred revenues	(7)
Other current liabilities	(1)
Net assets acquired	$193